POSTRETIREMENT BENEFITS - PENSIONS (Accumulated Benefit Obligations in Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012
Total [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO	$ 165	$ 2,272
ABO	143	2,164
Fair Value of Plan Assets with ABOs in Excess of Plan Assets	23	1,979
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO	60	2,179
ABO	56	2,088
Fair Value of Plan Assets with ABOs in Excess of Plan Assets	0	1,945
Outside the U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO	105	93
ABO	87	76
Fair Value of Plan Assets with ABOs in Excess of Plan Assets	$ 23	$ 34